SICHENZIA ROSS FRIEDMAN FERENCE LLP
1065 Avenue of the Americas
New York, NY 10018
Telephone: (212) 930-9700
Facsimile: (212) 930-9725

November 4, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attn:	Peggy Fisher, Esq.
Jay Mumford, Esq.
Ms. Tara Harkins
Ms. Michele Gohlke

Re:	Thomas Equipment, Inc.
Registration Statement on Form S-1
Amendment No. 4
File No. 333-124217

Ladies and Gentlemen:

We are counsel to Thomas Equipment, Inc., a Delaware corporation (the “Company. This letter responds to your letter dated October 20, 2005, relating to comments of the Staff in connection with the above-referenced submission.

The responses to the Staff’s comments are numbered to relate to the corresponding comments in your letter. Unless otherwise indicated, all page references contained herein are to the pages of the Registration Statement.

We appreciate your timely consideration of these matters in your review of the filing referenced above. If you or others have any questions or would like additional information, please contact me at 212-930-9700.

Very truly yours,

/s/ THOMAS A. ROSE

Thomas A. Rose

cc: David Marks,
Chairman